LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2023 were as follows:

Payments due by period	September 30, 2023
2023 (remaining three months)	$675,033
2024	2,593,309
2025	2,331,433
2026	1,995,684
2027	1,092,715
Thereafter	2,041,925
Total undiscounted operating lease payments	$10,730,099
Less: Imputed interest	(914,686)
Present value of operating lease liabilities	$9,815,413

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2022 were as follows:

Payments due by period
2023	$2,572,637
2024	1,995,148
2025	1,688,859
2026	1,504,408
2027	1,177,509
Thereafter	2,934,186
Total undiscounted operating lease payments	$11,872,747
Less: Imputed interest	(1,602,391)
Present value of operating lease liabilities	$10,270,356

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2023	December 31, 2022
Right of use asset	$10,055,199	$10,604,935

Operating lease liability, current	$2,321,018	$2,228,852
Operating lease liability, net of current	$7,494,395	$8,041,504

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2022	December 31, 2021
Right of use asset	$10,604,935	$3,423,123

Operating lease liability, current	$2,228,852	$323,056
Operating lease liability, net of current	8,041,504	2,675,495
Total operating lease liabilities	$10,270,356	$2,998,551

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases at September 30, 2023 and December 31, 2022:

Other Information	September 30, 2023	December 31, 2022
Weighted-average remaining lease term for operating leases	5 years	6 years
Weighted-average discount rate for operating leases	3.87%	3.83%

Rent expense for three months ended September 30, 2023 and 2022 was approximately $830,000 and $235,000, and approximately $2,508,000 and $653,000 for the nine months ended September 30, 2023 and 2022, respectively. It is included in operating expenses in the accompanying condensed combined carve-out statements of operations.

The components of lease expenses for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,
	2023	2022
Operating lease cost	$586,247	$143,280
Variable lease cost	205,355	82,603
Short-term lease cost	38,637	9,041
Total rent expense	$830,239	$234,924

	Nine Months Ended September 30,
	2023	2022
Operating lease cost	$1,742,748	$408,273
Variable lease cost	650,211	217,738
Short-term lease cost	114,802	26,647
Total rent expense	$2,507,761	$652,658

Other information	December 31, 2022	December 31, 2021
Weighted-average remaining lease term for operating leases	6 years	10 years
Weighted-average discount rate for operating leases	3.83%	4.75%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,
	2023	2022
Operating lease cost	$586,247	$143,280
Variable lease cost	205,355	82,603
Short-term lease cost	38,637	9,041
Total rent expense	$830,239	$234,924

	Nine Months Ended September 30,
	2023	2022
Operating lease cost	$1,742,748	$408,273
Variable lease cost	650,211	217,738
Short-term lease cost	114,802	26,647
Total rent expense	$2,507,761	$652,658

The components of lease expenses for the year ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Operating lease cost	$759,207	$372,454
Variable lease cost	355,924	216,073
Short-term lease cost	284,013	-
Total rent expense	$1,399,144	$588,527

Greens Natural Foods, Inc. [Member]
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2022 were as follows:

Payments due by period	September 30, 2022
2022 (remaining three months)	$432,127
2023	1,774,056
2024	1,232,391
2025	982,606
2026	859,607
Thereafter	1,296,758
Total undiscounted operating lease payments	$6,577,545
Less: Imputed interest	(541,441)
Present value of operating lease liabilities	$6,036,104
Future minimum payments under these leases are as follows:
2022	$1,706,695
2023	1,557,868
2024	1,227,570
2025	1,005,515
2026	908,237
Thereafter	2,000,317
$8,406,202

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2022
Right of use asset	$6,036,104

Operating lease liability, current	$1,661,788
Operating lease liability, net of current	$4,374,315

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases at September 30, 2022:

Other Information	September 30, 2022
Weighted-average remaining lease term for operating leases	5 years
Weighted-average discount rate for operating leases	1.30%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three and nine months ended September 30, 2022:

	Three Month Ended September 30, 2022	Nine Month Ended September 30, 2022
Operating lease cost	$322,629	$964,753
Variable lease cost	77,633	267,301
Short-term lease cost	89,455	267,496
Total rent expense	$489,717	$1,499,550